Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies
Schedule of estimated useful life of vessels and equipment

Useful Life
Hull	23 years
Anchor-handling, loading and unloading equipment	23 years
Main/auxiliary engine	23 years
Thruster, dynamic positioning systems, cranes and other equipment	23 years
Drydock costs	2.5 – 5 years

Summary of contract related intangible assets and liabilities and their amortization periods at acquisition dates

Amortization
Intangible category	Period
Above market time charter— Tordis Knutsen	4.8 years
Above market time charter— Vigdis Knutsen	4.9 years
Unfavorable contractual rights— Fortaleza Knutsen	12 years
Unfavorable contractual rights— Recife Knutsen	12 years